Remy Derivative Financial Instruments and Concentration of Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
Remy Derivative Financial Instruments and Concentration of Risk
The following describes financial market risks faced by, and derivative instruments held by, Remy.
Foreign Currency Risk
Remy manufactures and sells products primarily in North America, South America, Asia, Europe and Africa. As a result, financial results could be significantly affected by factors such as changes in foreign currency exchange rates or weak economic conditions in foreign markets in which Remy manufactures and sells products. Remy generally tries to use natural hedges within its foreign currency activities, including the matching of revenues and costs, to minimize foreign currency risk. Where natural hedges are not in place, Remy considers managing certain aspects of its foreign currency activities through the use of foreign exchange contracts. Remy primarily utilizes forward exchange contracts with maturities generally within eighteen months to hedge against currency rate fluctuations, all of which are designated as hedges. As of March 31, 2014 and December 31, 2013, Remy had the following outstanding foreign currency contracts to hedge forecasted purchases and revenues (in millions):

	Currency Denomination
Foreign currency contract	March 31, 2014	December 31, 2013
South Korean Won Forward	$78	$74
Mexican Peso Contracts	$73	$74
Brazilian Real Forward	$20	$11
Hungarian Forint Forward	€14	€14
British Pound Forward	£3	£4

There were net accumulated unrealized gains of $1 million relating to these instruments as of March 31, 2014. Accumulated unrealized net gains of $2 million were recorded in Accumulated other comprehensive earnings (loss) as of December 31, 2013, related to these instruments. As of March 31, 2014, gains related to these instruments of $1 million are expected to be reclassified to the Condensed Consolidated Statement of Operations within the next 12 months. Any ineffectiveness during the three-month period ended March 31, 2014 was immaterial.
Interest rate risk
During 2010, Remy entered into an interest rate swap agreement in respect of 50% of the outstanding principal balance of its Term B Loan under which a variable LIBOR rate with a floor of 1.75% was swapped to a fixed rate of 3.35%. Due to the significant value of the terminated swaps which were transferred into this swap, this interest rate swap is an undesignated hedge and changes in the fair value are recorded as Interest expense in the accompanying Condensed Consolidated Statements of Operations.
On March 27, 2013, Remy terminated its undesignated Term B Loan interest rate swap and transferred the value into a new undesignated interest rate swap agreement of $72 million of the outstanding principal loan balance under which Remy will swap a variable LIBOR rate with a floor of 1.25% to a fixed rate of 4.05% with an effective date of December 30, 2016 and expiration date of December 31, 2019. The notional value of this interest rate swap is $72 million. Due to the significant value of the terminated swaps which were transferred into this new swap, this interest rate swap is an undesignated hedge and changes in the fair value are recorded as Interest expense in the accompanying Condensed Consolidated Statements of Operations.
On March 27, 2013, Remy also entered into a designated interest rate swap agreement for $72 million of the outstanding principal balance of its long term debt. Under the terms of the new interest rate swap agreement, Remy will swap a variable LIBOR rate with a floor of 1.25% to a fixed rate of 2.75% with an effective date of December 30, 2016 and expiration date of December 31, 2019. The notional value of this interest rate swap is $72 million. This interest rate swap has been designated as a cash flow hedging instrument. Accumulated unrealized net gains of $1 million were recorded in Accumulated other comprehensive (loss) earnings as of March 31, 2014 and December 31, 2013. As of March 31, 2014, no gains are expected to be reclassified to the Condensed Consolidated Statement of Operations within the next twelve months. Any ineffectiveness during the three-month period ended March 31, 2014 was immaterial.
The interest rate swaps reduce Remy's overall interest rate risk.
Commodity price risk
Remy production processes are dependent upon the supply of certain components whose raw materials are exposed to price fluctuations on the open market. The primary purpose of Remy's commodity price forward contract activity is to manage the volatility associated with forecasted purchases. Remy monitors commodity price risk exposures regularly to maximize the overall effectiveness of commodity forward contracts. The principal raw material hedged is copper. Forward contracts are used to mitigate commodity price risk associated with raw materials, generally related to purchases forecast for up to twenty-four months in the future. Additionally, Remy purchases certain commodities during the normal course of business which result in physical delivery and are excluded from hedge accounting.
Remy had twenty-nine commodity price hedge contracts outstanding at March 31, 2014, and thirty-two commodity price hedge contracts outstanding at December 31, 2013, with combined notional quantities of 5,660 and 6,368 metric tons of copper, respectively. These contracts mature within the next eighteen months and are designated as cash flow hedging instruments. Accumulated unrealized net losses of $4 million and $1 million, excluding the tax effect, were recorded in Accumulated other comprehensive earnings as of March 31, 2014 and December 31, 2013, respectively, related to these contracts. As of March 31, 2014, net losses related to these contracts of $3 million are expected to be reclassified to the accompanying Condensed Consolidated Statement of Operations within the next 12 months. Hedging ineffectiveness during the three-month period ended March 31, 2014 was immaterial.
Other
Remy's derivative positions and any related material collateral under master netting agreements are presented on a gross basis.
For derivatives designated as cash flow hedges, changes in the time value are excluded from the assessment of hedge effectiveness. Unrealized gains and losses associated with ineffective hedges, determined using the change in fair value method, are recognized in the accompanying Condensed Consolidated Statement of Operations. Derivative gains and losses included in Accumulated other comprehensive earnings for effective hedges are reclassified into the accompanying Condensed Consolidated Statement of Operations upon recognition of the hedged transaction.
Any derivative instrument designated initially, but no longer effective as a hedge, or initially not effective as a hedge, is recorded at fair value and the related gains and losses are recognized in the accompanying Condensed Consolidated Statement of Operations. Remy's undesignated hedges are primarily Remy's interest rate swaps whose fair value at inception of the instrument due to the rollover of existing interest rate swaps resulted in ineffectiveness. All asset and liability derivatives are included in Prepaid expenses and other assets and Accounts payable and accrued liabilities, respectively, on the Condensed Consolidated Balance Sheets. The following table discloses the fair values of Remy's derivative instruments (in millions):

	March 31, 2014		December 31, 2013
	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Derivatives designated as hedging instruments:
Commodity contracts	$—	$4	$—	$2
Foreign currency contracts	2	1	4	—
Interest rate swap contracts	1	—	2	—
Total derivatives designated as hedging instruments	$3	$5	$6	$2

Derivatives not designated as hedging instruments:
Interest rate swap contracts	$—	$1	$—	$1
 Gains and losses on Remy's derivative instruments, which are reclassified from Accumulated other comprehensive earnings (AOCE) into earnings, are included in Cost of auto parts revenue for commodity and foreign currency contracts, and Interest expense for interest rate swap contracts on the accompanying Condensed Consolidated Statement of Operations.

The following table discloses the effect of Remy's derivative instruments for the three months ended March 31, 2014 (in millions):

	Amount of gain recognized in AOCE (effective portion)	Amount of gain (loss) reclassified from AOCE into earnings (effective portion)	Amount of gain (loss) recognized in earnings (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in earnings
Derivatives designated as cash flow hedging instruments:
Commodity contracts	$(4)	$(1)	$—	$—
Foreign currency contracts	(1)	1	—	—
Interest rate swap contracts	—	—	—	—
Total derivatives designated as hedging instruments	$(5)	$—	$—	$—

Derivatives not designated as hedging instruments:
Interest rate swap contracts	$—	$—	$—	$(1)

The following table discloses the effect of Remy's derivative instruments for the three months ended March 31, 2013 (in millions):

	Amount of gain recognized in AOCE (effective portion)	Amount of gain (loss) reclassified from AOCE into earnings (effective portion)	Amount of gain (loss) recognized in earnings (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in earnings
Derivatives designated as cash flow hedging instruments:
Commodity contracts	$(3)	$—	$—	$—
Foreign currency contracts	2	2	—	—
Interest rate swap contracts	—	—	—	—
Total derivatives designated as hedging instruments	$(1)	$2	$—	$—

Derivatives not designated as hedging instruments:
Interest rate swap contracts	$—	$—	$—	$—

Remy Derivative Financial Instruments and Concentration of Risk
The following risks and derivative instruments were added as part of the consolidation of Remy on August 14, 2012.
Foreign Currency Risk
Remy manufactures and sells products primarily in North America, South America, Asia, Europe and Africa. As a result, financial results could be significantly affected by factors such as changes in foreign currency exchange rates or weak economic conditions in foreign markets in which Remy manufactures and sells products. Remy generally tries to use natural hedges within its foreign currency activities, including the matching of revenues and costs, to minimize foreign currency risk. Where natural hedges are not in place, Remy considers managing certain aspects of its foreign currency activities through the use of foreign exchange contracts. Remy primarily utilizes forward exchange contracts with maturities generally within eighteen months to hedge against currency rate fluctuations, all of which are designated as hedges.
As of December 31, 2013 and 2012, Remy had the following outstanding foreign currency contracts to hedge forecasted purchases and revenues (in millions):

	Currency denomination
	December 31,
Foreign currency contract	2013	2012
South Korean Won Forward	$74	$56
Mexican Peso Contracts	$74	$67
Brazilian Real Forward	$11	$18
Hungarian Forint Forward	€14	€13
British Pound Forward	£4	£1

Accumulated unrealized net gains of $2 million and $3 million were recorded in Accumulated other comprehensive earnings (loss) as of December 31, 2013 and 2012, respectively, related to these instruments. As of December 31, 2013, unrealized gains related to these instruments of $3 million are expected to be reclassified to the Consolidated Statement of Earnings within the next 12 months. Any ineffectiveness during the years ended December 31, 2013 and 2012 was immaterial.
Interest rate risk
During 2010, Remy entered into an interest rate swap agreement in respect of 50% of the outstanding principal balance of its Term B Loan under which a variable LIBOR rate with a floor of 1.750% was swapped to a fixed rate of 3.345%. Due to the significant value of the terminated swaps which were rolled into this swap, this interest rate swap is an undesignated hedge and changes in the fair value are recorded as Interest expense in the accompanying Consolidated Statement of Earnings.
On March 27, 2013, Remy terminated its undesignated Term B Loan interest rate swap and transferred the value into a new undesignated interest rate swap agreement of $72 million of the outstanding principal loan balance under which Remy will swap a variable LIBOR rate with a floor of 1.250% to a fixed rate of 4.050% with an effective date of December 30, 2016 and expiration date of December 31, 2019. The notional value of this interest rate swap is $72 million. Due to the significant value of the terminated swaps which were transferred into this new swap, this interest rate swap is an undesignated hedge and changes in the fair value are recorded as Interest expense in the accompanying Consolidated Statements of Earnings.
On March 27, 2013, Remy entered into a designated interest rate swap agreement for $72 million of the outstanding principal balance of its long term debt. Under the terms of the new interest rate swap agreement, Remy will swap a variable LIBOR rate with a floor of 1.250% to a fixed rate of 2.750% with an effective date of December 30, 2016 and expiration date of December 31, 2019. The notional value of this interest rate swap is $72 million. This interest rate swap has been designated as a cash flow hedging instrument. Accumulated unrealized net gains of $1 million, excluding the tax effect, were recorded in Accumulated other comprehensive earnings (loss) as of December 31, 2013, and there were none as of December 31, 2012. As of December 31, 2013, no gains are expected to be reclassified to the Condensed Consolidated Statement of Earnings within the next twelve months. Any ineffectiveness during the years ended December 31, 2013 and 2012 was immaterial.
The interest rate swaps reduce Remy's overall interest rate risk.
Commodity price risk
Remy production processes are dependent upon the supply of certain components whose raw materials are exposed to price fluctuations on the open market. The primary purpose of Remy's commodity price forward contract activity is to manage the volatility associated with forecasted purchases. Remy monitors commodity price risk exposures regularly to maximize the overall effectiveness of commodity forward contracts. The principal raw material hedged is copper. Forward contracts are used to mitigate commodity price risk associated with raw materials, generally related to purchases forecast for up to fifteen months in the future. Additionally, Remy purchases certain commodities during the normal course of business which result in physical delivery and are excluded from hedge accounting.
Remy had thirty-two commodity price hedge contracts outstanding at December 31, 2013, and thirty-six commodity price hedge contracts outstanding at December, 2012, with combined notional quantities of 6,368 and 6,566 metric tons of copper, respectively. These contracts mature within the next eighteen months. These contracts were designated as cash flow hedging instruments. Accumulated unrealized net losses of $1 million and less than $1 million, excluding the tax effect, were recorded in Accumulated other comprehensive earnings as of December 31, 2013 and 2012, respectively, related to these contracts. As of December 31, 2013, net unrealized losses related to these contracts of $1 million are expected to be reclassified to the accompanying Consolidated Statement of Earnings within the next 12 months. Hedging ineffectiveness during the year ended December 31, 2013 and 2012 was immaterial.
Accounts receivable factoring arrangements
Remy has entered into factoring agreements with various domestic and European financial institutions to sell their accounts receivable under nonrecourse agreements. These are treated as a sale. The transactions are accounted for as a reduction in accounts receivable as the agreements transfer effective control over and risk related to the receivables to the buyers. Remy does not service any domestic accounts after the factoring has occurred. Remy does not have any servicing assets or liabilities. Remy utilizes factoring arrangements as an integral part of financing. The cost of factoring such accounts receivable is reflected in the accompanying Consolidated Statement of Earnings as Interest expense. The cost of factoring such accounts receivable for the years ended December 31, 2013 and 2012 was $6 million and $2 million, respectively. Gross amounts factored under these facilities as of December 31, 2013 and 2012 were $241 million and $184 million, respectively.
Other
Remy's derivative positions and any related material collateral under master netting agreements are presented on a gross basis.
For derivatives designated as cash flow hedges, changes in the time value are excluded from the assessment of hedge effectiveness. Unrealized gains and losses associated with ineffective hedges, determined using the change in fair value method, are recognized in the accompanying Consolidated Statement of Earnings. Derivative gains and losses included in Accumulated other comprehensive earnings for effective hedges are reclassified into the accompanying Consolidated Statement of Earnings upon recognition of the hedged transaction.
Any derivative instrument designated initially, but no longer effective as a hedge, or initially not effective as a hedge, is recorded at fair value and the related gains and losses are recognized in the accompanying Consolidated Statement of Earnings. Remy's undesignated hedges are primarily foreign currency hedges as the entity with the derivative transaction does not bear the foreign currency risk, and Remy's interest rate swaps whose fair value at inception of the instrument due to the rollover of existing interest rate swaps resulted in ineffectiveness. All asset and liability derivatives are included in Prepaid expenses and other assets and Accounts payable and other accrued liabilities, respectively, on the Consolidated Balance Sheets.
The following table discloses the fair values of Remy's derivative instruments (in millions):

	December 31, 2013		December 31, 2012
	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Derivatives designated as hedging instruments:
Commodity contracts	$—	$2	$1	$2
Foreign currency contracts	4	—	6	—
Interest rate swap contracts	2	—	—	—
Total derivatives designated as hedging instruments	$6	$2	$7	$2

Derivatives not designated as hedging instruments:
Interest rate swap contracts	$—	$1	$—	$2

 Gains and losses on Remy's derivative instruments, which are reclassified from Accumulated other comprehensive earnings (OCI) into earnings, are included in Cost of auto parts revenue for commodity and foreign currency contracts, and Interest expense for interest rate swap contracts on the accompanying Consolidated Statements of Earnings. The following table discloses the effect of Remy's derivative instruments for the year ended December 31, 2013 (in millions):

	Amount of (loss) gain recognized in OCI (effective portion)	Amount of (loss) gain reclassified from OCI into earnings (effective portion	Amount of gain (loss) recognized in earnings (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in earnings
Derivatives designated as cash flow hedging instruments:
Commodity contracts	$(6)	$(5)	$—	$—
Foreign currency contracts	5	6	—	—
Interest rate swap contracts	1	—	—	—
Total derivatives designated as hedging instruments	$—	$1	$—	$—

Derivatives not designated as hedging instruments:
Interest rate swap contracts	$—	$—	$—	$1

The following table discloses the effect of Remy's derivative instruments for the year ended December 31, 2012 (in millions):

	Amount of gain recognized in OCI (effective portion)	Amount of gain reclassified from OCI into earnings (effective portion	Amount of gain (loss) recognized in earnings (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in earnings
Derivatives designated as cash flow hedging instruments:
Commodity contracts	$—	$—	$—	$—
Foreign currency contracts	6	1	—	—
Total derivatives designated as hedging instruments	$6	$1	$—	$—

Derivatives not designated as hedging instruments:
Interest rate swap contracts	$—	$—	$—	$—